Available for Sale Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of available for sale securities

The following table summarizes the Company’s available for sale securities:

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2013:
Trust preferred securities	$45,589	$225	$(6,908)	$38,906
Municipal securities	178,579	5,310	(4,149)	179,740
Equity securities	953	968	-	1,921
Corporate bonds	201,268	5,313	(361)	206,220
Mortgage-backed securities
U.S. sponsored entities	623,134	18,397	(7,107)	634,424
Private label	1,788	21	(4)	1,805

Subtotal mortgage-backed securities	624,922	18,418	(7,111)	636,229

Total securities	$1,051,311	$30,234	$(18,529)	$1,063,016

December 31, 2012:
Trust preferred securities	$45,894	$367	$(8,234)	$38,027
Municipal securities	177,414	13,717	(244)	190,887
Equity securities	1,142	676	-	1,818
Corporate bonds	219,700	7,186	(1,091)	225,795
Mortgage-backed securities
U.S. sponsored entities	617,158	33,021	(246)	649,933
Private label	4,139	177	-	4,316

Subtotal mortgage-backed securities	621,297	33,198	(246)	654,249

Total securities	$1,065,447	$55,144	$(9,815)	$1,110,776

Schedule of the Amounts Recognized in Earnings Related to Credit Losses on Securities

The following is a summary of the amounts recognized in earnings related to credit losses on securities which the Company has recorded other-than-temporary impairment charges through earnings and other comprehensive income:

(Dollars in thousands)
Totals
January 1, 2011	$1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	130

December 31, 2011	1,152
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5

December 31, 2012	1,157
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	310

December 31, 2013	$1,467

Schedule of Investments Gross Unrealized Losses and Fair Value

The following table shows the Company’s investments’ gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012:

As of December 31, 2013

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	8	$37,016	$6,908	8	$37,016	$6,908

Municipal securities	44	37,243	3,129	6	5,518	1,020	50	42,761	4,149

Corporate bonds	6	20,869	109	3	11,474	252	9	32,343	361

Mortgage-backed securities

U.S. sponsored entities	69	229,223	6,363	4	16,878	744	73	246,101	7,107

Private label	1	502	4	-	-	-	1	502	4

Subtotal mortgage-backed securities	70	229,725	6,367	4	16,878	744	74	246,603	7,111

Total	120	$287,837	$9,605	21	$70,886	$8,924	141	$358,723	$18,529

As of December 31, 2012

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$36,179	$8,234	9	$36,179	$8,234

Municipal securities	5	4,179	58	2	3,059	186	7	7,238	244

Corporate bonds	5	15,604	110	5	20,020	981	10	35,624	1,091

Mortgage-backed securities

U.S. sponsored entities	8	28,246	246	-	-	-	8	28,246	246

Total	18	$48,029	$414	16	$59,258	$9,401	34	$107,287	$9,815

Scheduled Maturities of Securities

The following table summarizes scheduled maturities of the Company’s securities as of December 31, 2013, excluding equity securities which have no maturity dates:

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	2.79%	$41,074	$41,497
Due from one year to five years	2.97%	163,785	169,767
Due from five to ten years	3.37%	106,115	107,917
Due after ten years	3.14%	739,384	741,914

	3.12%	$1,050,358	$1,061,095